Manor Investment Funds, Inc.
                                 15 Chester Commons
                                 Malvern, PA  19355
                                                         September 30, 1999

     Dear Fellow Shareholders:

     I am pleased to report that Manor Investment Funds, Inc. has grown with the addition of two new fund portfolios, the Growth Fund and the Bond Fund. The new portfolios, opened on June 30, grew through new accounts and contributions from existing shareholders. With over $3.6 million in total assets, our fund family is up substantially since the beginning of the year.

          Each of the Funds performed well compared to the market indices and other comparable mutual funds, despite a difficult time in the investment markets. The information in this report provides a listing of fund assets for each portfolio, top holdings, industry sectors, a chart of performance and a performance table for each fund.

          The Manor Fund outperformed both the S&P 500 and the Lipper Growth & Income Fund index during the quarter, declining 5.8% compared to declines of 6.2% and 9.0%. The Fund was helped by strong performance from Intel, Masco Corp. and Cisco Systems. Intel rose because investors value their dominance of the microprocessor market. Masco rose after they broadened their product offerings with the purchase of several companies including Mills Pride, a manufacturer of kitchen and bathroom cabinets. Cisco Systems continues to benefit from the growth of the Internet because its computer networking hubs and routers are the backbone of Internet communications. The fund was hurt by poor performance from Allstate, PepsiCo, and Gillette. Pricing pressures in the property and casualty industry hurt Allstate, while PepsiCo and Gillette were hurt as the weak dollar offset improvement in their international sales.

          The Growth Fund also outperformed both the S&P Mid-cap index and the Lipper Growth Fund index for the quarter, declining 3.3% compared to declines of 8.4% and 5.2%. The Fund was helped by strong performance from Sun Microsystems, BMC Software, and Intel. The growth of the Internet benefits Sun Micro because their servers and Java programming language are used widely. BMC Software rebounded on strong business fundamentals as investors realized that a previous sell off was overdone. The fund was hurt by poor performance from Bergen Brunswig, Allied Waste, and Bear Stearns. Bergen was hurt as the new Medicare reimbursement system pressured the profits of the entire health care provider industry. Allied Waste stumbled after an expensive acquisition, while Bear Stearns declined as increasing interest rates hurt financial stocks.

          The Bond Fund rose 0.4% during the quarter, less than the 1.1% return of the Lehman Intermediate Government index, but in line with the 0.4% return of the Lipper US Government Fund index. The portfolio is conservative at this time, given uncertainty regarding interest rates and Y2K related year-end liquidity concerns. With an average yield of 5.7% and an average maturity of 3.5 years, the fund offers some protection in a rising interest rate environment. This should serve investors well until after year-end .

          I expect the markets to remain volatile through year-end as investors struggle with the uncertainty of Fed interest rate hikes, 3rd Quarter corporate earnings, and normal year-end issues compounded by Y2K concerns. Since I remain a believer in the long-term potential of the markets, I continue to view any stock market pullback as a long-term buying opportunity.
                                        Sincerely,
                                        Daniel A. Morris













                                                                           Manor
                                                                      Investment
                                                                     Funds, Inc.




                                                               3rdQuarter Report
                                                                            1999



                                                                    Fund Office:
                                                              15 Chester Commons
                                                               Malvern, PA 19355
                                                  610-722-0900      800-787-3334



                                                                     Managed By:
                                                   Morris Capital Advisors, Inc.


     Manor Fund


     Portfolio of Investements                     September 30, 1999
     Common and Preferred Stock  95.1 %                  Market Value
     Consumer Staples  5.9 %
                       1,870 Gillette                  $       63,463
                       3,560 Pepsico                          108,580
                                                              172,043
     Retail     7.9 %
                       1,660 Kmart Preferred Class T           79,058
                       3,480 McDonalds                        150,510
                                                              229,568
     Medical    7.3 %
                       1,600 Merck                            103,700
                       2,970 Pfizer                           106,549
                                                              210,249
     Automobile   4.3 %
                       1,181 Delphi Automotive                 18,970
                       1,690 General Motors                   106,364
                                                              125,334
     Basic Materials    4.3 %
                       2,050 DuPont                           124,025
                                                              124,025
     Construction      4.5 %
                       4,210 Masco                            130,510
                                                              130,510
     Multi-Industry    12.5 %
                       2,610 Allied Signal                    156,437
                       1,750 General Electric                 207,484
                                                              363,921
     Computer   26.1 %
                         830 America Online                    86,372
                       2,670 Cisco Systems                    183,062
                         980 Hewlett-Packard                   88,935
                       2,160 Intel                            160,515
                       1,980 Intl. Bus. Machines              239,580
                                                              758,464
     Oils    6.9 %
                       1,770 Ashland Oil                       59,516
                       1,600 Chevron                          142,000
                                                              201,516
     Finance    12.2 %
                       2,720 Allstate Insurance                67,830
                       2,100 Citigroup                         92,400
                       9,630 Elder Trust                       74,632
                       3,560 Mellon Bank                      119,705
                                                              354,567
     Transportation    2.1 %
                       1,260 Delta Airlines                    61,110
                                                               61,110
     Other   1.1 %
                         250 S&P 500 Dep.  Receipt             32,188
                                                               32,188


                                                            2,763,495

     Cash and Cash Equivalents       4.9 %
                             FNB WC Demand Deposit                 20
                             FNB WC Investor Choice           143,493




                                                              143,513



     Total Portfolio                                    $   2,907,008





     Manor Fund
     Top Five Holdings                           Top Five Industries
     September 30, 1999                          September 30, 1999


     Company         Industry         % of Net    Industry         % of Net
                                       Assets                       Assets


     IBM             Computer           8.2 %     Computer            26.1 %
     General Elec    Multi-Industry     7.1 %     Multi-Industry      12.5 %
     Cisco Systems   Computer           6.3 %     Finance             12.2 %
     Intel           Computer           5.5 %     Retail               7.9 %
     Allied Signal   Multi-Industry     5.4 %     Medical              7.3 %


                                       Total      Total        Total
                                      Return     Return       Return
                                    3 Months          6        Since
                                                 Months    Inception


     Manor Investment Funds          -5.80 %      4.08 %     13.27 %

     Lipper Growth &                 -8.03 %      2.66 %     16.34 %
     Income Fund Index

     S&P 500 Index                   -6.25 %      5.36 %     23.88 %





     Growth Fund
     Portfolio of Investments              September 30,1999

     Common and Preferred Stock 70.0 %          Market Value
     Consumer Staples   3.2 %
                350  Jones New York            $     10,063
                270  Warnaco Group                    4,927
                                                     14,990
     Consumer Discretionary 1.5 %
                100  Cablevision                      7,275
                                                      7,275
     Retail     3.1 %
              1,400  Bergen Brunswig                 14,525
                                                     14,525
     Medical   6.4 %
                380  Biogen                          29,949
                                                     29,949
     Automobile   0.9 %
                120  Lear Corp                        4,223
                                                      4,223
     Industrial Products    2.0 %
                820  Allied Waste                     9,584
                                                      9,584
     Computer   26.7 %
                350  BMC Software                    25,047
                390  Dell Computer                   16,307
                200  Intel                           14,863
                240  Microsoft Corp.                 21,735
                280  Sun Microsystems                26,040
                330  Xilinx                          21,625
                                                    125,617
     Oils    5.5 %
                940  Global Marine                   15,451
                400  Ultramar Dia. Shamrock          10,200
                                                     25,651
     Finance    4.1 %
                250  Bear Stearns                     9,609
              1,260  Elder Trust                      9,765
                                                     19,374
     Utilities   6.4 %
                640  CTC Communications              10,520
                270  MCI Worldcom, Inc               19,406
                                                     29,926
     Transportation    3.6 %
                300  Tidewater                        7,650
                300  Trinity Industries               9,262
                                                     16,912
     Other   6.6 %
                220  Mid Cap SPDR Trust              15,799
                120  S&P 500 Dep. Receipt            15,450
                                                     31,249


                                                    329,275

     Cash and Cash Equivalents  30.0 %
                 FNB WC Investor Choice             140,952




     Total Portfolio                            $   470,227


     Growth Fund
     Top Five Holdings           September 30, 1999


     Company                Industry          % of Net
                                               Assets
     Biogen                 Medical            6.4 %
     Sun Microsystens       Computer           5.5 %
     BMC Software           Computer           5.3 %
     Microsoft Corp         Computer           4.6 %
     Xilinx                 Computer           4.6 %


     Top Five Industries     September 30, 1999

     Industry     % of Net
                    Assets
     Computer       26.7 %
     Medical         6.4 %
     Utilities       6.4 %
     Oils            5.5 %
     Finance         4.1 %


                                   Total Return     Total Return
                                       3 Months  Since Inception
     Growth Fund                        -3.30 %          -3.30 %
     Lipper Growth Fund Index           -5.24 %          -5.24 %
     S&P Mid Cap Index                  -8.41 %          -8.41 %







     Bond Fund
     Portfolio of Investments                 September 30, 1999

     Government Bonds       97.3 %                  Market Value

     US Treasury Note 87.6 %
                    30,000  Due 5/31/2001           $     29,822
                   100,000  Due 7/31/2001                 99,750
                    30,000  Due 5/31/2004                 29,334
                   100,000  Due 11/05/2005                99,469
                       Accrued Interest                    4,165

                                                         262,540

     Treasury Bills   9.7 %
                    30,000  US T-Bill 6/22/2000           28,926
                                                          28,926



                            Total Bonds                  291,466

     Cash and Cash Equivalents        2.7 %
                      FNB WC Investor Choice               8,208




     Total Portfolio                                $    299,674


     Bond Fund
     Top Holdings    September 30, 1999

     Company                          % of Net Assets
     US Treasury Note 7/01                   33.3 %
     US Treasury Note 11/05                  33.2 %
     US Treasury Note 5/01                   10.0 %
     US Treasury Note 5/04                    9.8 %
     US T-Bill 6/22/00                        9.7 %


                                 Total Return       Total Return
                                     3 Months    Since Inception
     Bond Fund                         0.40 %             0.40 %
     Lipper US Government              0.38 %             0.38 %
     Lehman Intermediate Government    1.10 %             1.10 %